Summary Of Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Quarterly Financial Information

These reclassifications had no net impact on the results of operations (in thousands).

	Fiscal 2012
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Total income	6,733	12,214	(16,940)	3,081
(Loss) income from operations	(7,150)	(350)	(30,316)	(4,242)
Net (loss) income from continuing operations	(7,109)	(350)	(30,311)	(4,249)

	Fiscal 2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Total income	22,807	26,510	(5,125)	(11,911)
Income/(Loss) from operations	9,232	15,358	(19,116)	(39,248)
Net Income/(Loss) from continuing operations	1,236	14,175	(11,289)	(37,896)